Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Schedule of other receivables
	December 31
	2024	2025
	US$ thousands

Advances to suppliers	184	412
Government authorities	3,183	825
Prepaid expense	1,130	912
Other receivables	342	1,006
	4,839	3,155